Fair Value Measurements (Assets and Liabilities Not Measured at Fair Value ) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement [Domain]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	$ (16,487)	$ (16,049)
Fair Value Measurement [Domain] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	0	0
Fair Value Measurement [Domain] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	(16,020)	(15,598)
Fair Value Measurement [Domain] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	(467)	(451)
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	(13,721)	(14,180)
Financial assets and liabilities	$ (16,487)	$ (16,049)